INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consisted of the following components:

(Dollars in thousands)	2023	2022	2021
Current expense
Federal	$46,800	$24,307	$21,397
State	2,568	3,308	2,289
Total current expense	49,368	27,615	23,686
Deferred expense (benefit)
Federal	11,769	(4,399)	10,944
State	1,596	894	1,143
Total deferred expense (benefit)	13,365	(3,505)	12,087
Income tax expense	$62,733	$24,110	$35,773

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the federal income tax rates applied to income before income taxes and the effective rates were due to the following:

(Dollars in thousands)	2023	2022	2021
Income taxes computed at federal statutory rate (21%) on income before income taxes	$66,905	$50,762	$50,596
Benefit from tax-exempt income	(6,165)	(5,743)	(5,613)
Tax credits	(15,271)	(37,331)	(21,561)
Basis reduction on tax credit	87	2,761	1,346
Tax expense (benefit) of equity compensation	(418)	(154)	(243)
State income taxes, net of federal tax benefit	3,290	3,320	2,711
Affordable housing investments	12,097	9,341	7,194
Other	2,208	1,154	1,343
Income tax expense	$62,733	$24,110	$35,773

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The major components of the temporary differences that gave rise to deferred tax assets and liabilities at December 31, 2023, and 2022, were as follows:

(Dollars in thousands)	2023	2022
Deferred tax assets
Allowance for credit losses	$32,453	$30,464
Deferred compensation	326	346
Postretirement benefits other than pension liability	537	636
Accrued stock-based compensation	2,317	2,216
Interest on nonaccrual loans	336	406
Accrued expenses	7,822	7,454
Net unrealized losses on investment securities	79,652	92,072
State net operating loss	960	1,152
Leasing liability	15,290	15,308
Reserve for unfunded commitments	4,261	4,254
Section 174 capitalized expense	656	0
Other	13,400	516
Total deferred tax assets	158,010	154,824

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(7,568)	(7,172)
FHLB and FRB stock	(3,911)	(3,912)
Mortgage-servicing rights	(3,956)	(3,825)
Leasing activities	(36,940)	(12,829)
Retirement obligation	(9,811)	(10,197)
Intangible assets	(20,789)	(18,462)
Deferred loan fees and costs	(2,408)	(1,638)
Prepaid expenses	(353)	(645)
Limited partnership investments	(3,062)	(312)
Fair value adjustments on business combinations	(5,788)	(6,736)
Net unrealized gains on derivatives	(1,130)	0
ASU 2016-01 unrealized gain/loss-equity securities	(2,401)	(2,237)
Right of use assets	(12,868)	(12,911)
Other	(3,918)	(3,653)
Total deferred tax liabilities	(114,903)	(84,529)
Total net deferred tax asset (liability)	$43,107	$70,295

Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Table Text Block]	A progression of gross unrecognized tax benefits as of December 31, 2023, 2022 and 2021 is as follows:

(Dollars in thousands)	2023	2022	2021
Balance at beginning of year	$2,386	$2,386	$2,386
Reductions for tax positions of prior years	(1,909)	0	0
Settlements	(477)	0	0
Balance at end of year	$0	$2,386	$2,386